Related Parties (Details) - Schedule of company signed a five-year consulting services agreement	9 Months Ended
Sep. 30, 2022 USD ($)
CEO [Member] | Itiel Kaplan [Member]
Related Parties (Details) - Schedule of company signed a five-year consulting services agreement [Line Items]
Annual Salary/Fees	$ 250,000
Annual Expense Reimbursement	50,000
Annual Bonus	100,000
CFO [Member] | Ilanit Halperin [Member]
Related Parties (Details) - Schedule of company signed a five-year consulting services agreement [Line Items]
Annual Salary/Fees	$ 72,000